Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - ORIP - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Employer Contribution, Receivable	$ 697,596	$ 438,641
EBP, Note Receivable from Participant	13,759,290	13,383,725
Total Receivables	14,456,886	13,822,366
EBP, Net Asset Available for Benefit	917,989,155	828,573,495
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution	40,054,406
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash and Noncash	25,627,603
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	6,552,382
EBP, Form 5500 Caption, Total Contributions	72,234,391
EBP, Change in Net Asset Available for Benefit, Increase	171,672,136
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	(81,824,903)
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	(431,573)
EBP, Change in Net Asset Available for Benefit, Decrease	(82,256,476)
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	89,415,660
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	33,394,809
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	1,086,920
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	64,956,016
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	903,532,269	814,751,129
Fair Value Measured at Net Asset Value Per Share
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	156,692,285	160,111,023
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 746,839,984	$ 654,640,106